Distribution Date:	11/18/21	CSAIL 2020-C19 Commercial Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	5
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
Current Mortgage Loan and Property Stratification	8-12		company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
			2977 McFarlane Road,,Suite 300, | Miami , FL 33133
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12597NAQ6	1.295500%	20,253,000.00	15,940,223.41	240,272.34	17,208.80	0.00	0.00	257,481.14	15,699,951.07	30.17%	30.00%
A-2	12597NAR4	2.319900%	178,063,000.00	178,063,000.00	0.00	344,240.29	0.00	0.00	344,240.29	178,063,000.00	30.17%	30.00%
A-3	12597NAS2	2.560800%	348,421,000.00	348,421,000.00	0.00	743,530.41	0.00	0.00	743,530.41	348,421,000.00	30.17%	30.00%
A-SB	12597NAT0	2.550100%	33,510,000.00	33,510,000.00	0.00	71,211.54	0.00	0.00	71,211.54	33,510,000.00	30.17%	30.00%
A-S	12597NAW3	2.971000%	58,025,000.00	58,025,000.00	0.00	143,660.23	0.00	0.00	143,660.23	58,025,000.00	23.13%	23.00%
B	12597NAX1	3.475900%	48,699,000.00	48,699,000.00	0.00	141,060.71	0.00	0.00	141,060.71	48,699,000.00	17.22%	17.13%
C	12597NAY9	3.734525%	34,193,000.00	34,193,000.00	0.00	106,412.17	0.00	0.00	106,412.17	34,193,000.00	13.07%	13.00%
D	12597NAC7	2.500000%	21,760,000.00	21,760,000.00	0.00	45,333.33	0.00	0.00	45,333.33	21,760,000.00	10.43%	10.38%
E	12597NAE3	2.500000%	18,650,000.00	18,650,000.00	0.00	38,854.17	0.00	0.00	38,854.17	18,650,000.00	8.17%	8.13%
F-RR	12597NAH6	3.734525%	21,760,000.00	21,760,000.00	0.00	67,719.38	0.00	0.00	67,719.38	21,760,000.00	5.53%	5.50%
G-RR	12597NAK9	3.734525%	9,325,000.00	9,325,000.00	0.00	29,020.37	0.00	0.00	29,020.37	9,325,000.00	4.40%	4.38%
NR-RR* 12597NAM5		3.734525%	36,266,035.00	36,266,035.00	0.00	112,863.67	0.00	0.00	112,863.67	36,266,035.00	0.00%	0.00%
Z	12597NBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12597NAN3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			828,925,035.00	824,612,258.41	240,272.34	1,861,115.07	0.00	0.00	2,101,387.41	824,371,986.07

Notional Certificates
X-A	12597NAU7	1.236223%	638,272,000.00	633,959,223.41	0.00	653,095.74	0.00	0.00	653,095.74	633,718,951.07
X-B	12597NAV5	0.151942%	82,892,000.00	82,892,000.00	0.00	10,495.64	0.00	0.00	10,495.64	82,892,000.00
X-D	12597NAA1	1.234525%	40,410,000.00	40,410,000.00	0.00	41,572.62	0.00	0.00	41,572.62	40,410,000.00
Notional SubTotal			761,574,000.00	757,261,223.41	0.00	705,164.00	0.00	0.00	705,164.00	757,020,951.07

Deal Distribution Total					240,272.34	2,566,279.07	0.00	0.00	2,806,551.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12597NAQ6	787.05492569	11.86354318	0.84969140	0.00000000	0.00000000	0.00000000	0.00000000	12.71323458	775.19138251
A-2	12597NAR4	1,000.00000000	0.00000000	1.93324997	0.00000000	0.00000000	0.00000000	0.00000000	1.93324997	1,000.00000000
A-3	12597NAS2	1,000.00000000	0.00000000	2.13399999	0.00000000	0.00000000	0.00000000	0.00000000	2.13399999	1,000.00000000
A-SB	12597NAT0	1,000.00000000	0.00000000	2.12508326	0.00000000	0.00000000	0.00000000	0.00000000	2.12508326	1,000.00000000
A-S	12597NAW3	1,000.00000000	0.00000000	2.47583335	0.00000000	0.00000000	0.00000000	0.00000000	2.47583335	1,000.00000000
B	12597NAX1	1,000.00000000	0.00000000	2.89658330	0.00000000	0.00000000	0.00000000	0.00000000	2.89658330	1,000.00000000
C	12597NAY9	1,000.00000000	0.00000000	3.11210394	0.00000000	0.00000000	0.00000000	0.00000000	3.11210394	1,000.00000000
D	12597NAC7	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
E	12597NAE3	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
F-RR	12597NAH6	1,000.00000000	0.00000000	3.11210386	0.00000000	0.00000000	0.00000000	0.00000000	3.11210386	1,000.00000000
G-RR	12597NAK9	1,000.00000000	0.00000000	3.11210402	0.00000000	0.00000000	0.00000000	0.00000000	3.11210402	1,000.00000000
NR-RR	12597NAM5	1,000.00000000	0.00000000	3.11210393	0.00000000	0.05227839	0.00000000	0.00000000	3.11210393	1,000.00000000
Z	12597NBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12597NAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12597NAU7	993.24304279	0.00000000	1.02322480	0.00000000	0.00000000	0.00000000	0.00000000	1.02322480	992.86660087
X-B	12597NAV5	1,000.00000000	0.00000000	0.12661825	0.00000000	0.00000000	0.00000000	0.00000000	0.12661825	1,000.00000000
X-D	12597NAA1	1,000.00000000	0.00000000	1.02877060	0.00000000	0.00000000	0.00000000	0.00000000	1.02877060	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	17,208.80	0.00	17,208.80	0.00	0.00	0.00	17,208.80	0.00
A-2	10/01/21 - 10/30/21	30	0.00	344,240.29	0.00	344,240.29	0.00	0.00	0.00	344,240.29	0.00
A-3	10/01/21 - 10/30/21	30	0.00	743,530.41	0.00	743,530.41	0.00	0.00	0.00	743,530.41	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	71,211.54	0.00	71,211.54	0.00	0.00	0.00	71,211.54	0.00
X-A	10/01/21 - 10/30/21	30	0.00	653,095.74	0.00	653,095.74	0.00	0.00	0.00	653,095.74	0.00
X-B	10/01/21 - 10/30/21	30	0.00	10,495.64	0.00	10,495.64	0.00	0.00	0.00	10,495.64	0.00
X-D	10/01/21 - 10/30/21	30	0.00	41,572.62	0.00	41,572.62	0.00	0.00	0.00	41,572.62	0.00
A-S	10/01/21 - 10/30/21	30	0.00	143,660.23	0.00	143,660.23	0.00	0.00	0.00	143,660.23	0.00
B	10/01/21 - 10/30/21	30	0.00	141,060.71	0.00	141,060.71	0.00	0.00	0.00	141,060.71	0.00
C	10/01/21 - 10/30/21	30	0.00	106,412.17	0.00	106,412.17	0.00	0.00	0.00	106,412.17	0.00
D	10/01/21 - 10/30/21	30	0.00	45,333.33	0.00	45,333.33	0.00	0.00	0.00	45,333.33	0.00
E	10/01/21 - 10/30/21	30	0.00	38,854.17	0.00	38,854.17	0.00	0.00	0.00	38,854.17	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	67,719.38	0.00	67,719.38	0.00	0.00	0.00	67,719.38	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	29,020.37	0.00	29,020.37	0.00	0.00	0.00	29,020.37	0.00
NR-RR	10/01/21 - 10/30/21	30	1,890.05	112,863.67	0.00	112,863.67	0.00	0.00	0.00	112,863.67	1,895.93
Totals			1,890.05	2,566,279.07	0.00	2,566,279.07	0.00	0.00	0.00	2,566,279.07	1,895.93

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,806,551.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,589,214.58	Master Servicing Fee	14,755.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,383.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	355.04
ARD Interest	0.00	Operating Advisor Fee	1,228.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,589,214.58	Total Fees	22,935.49

Principal		Expenses/Reimbursements
Scheduled Principal	240,272.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	240,272.34	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,566,279.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	240,272.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,806,551.41
Total Funds Collected	2,829,486.92	Total Funds Distributed	2,829,486.90

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	824,612,259.27	824,612,259.27	Beginning Certificate Balance	824,612,258.41
(-) Scheduled Principal Collections	240,272.34	240,272.34	(-) Principal Distributions	240,272.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	824,371,986.93	824,371,986.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	824,612,259.27	824,612,259.27	Ending Certificate Balance	824,371,986.07
Ending Actual Collateral Balance	824,371,986.93	824,371,986.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$9,999,999 or less	3	21,800,000.00	2.64%	99	3.3100	2.155229	1.49 or less	4	90,870,096.79	11.02%	96	3.9841	0.673635
$10,000,000 to $19,999,999		14	182,872,791.95	22.18%	99	3.5803	1.866380	1.50 to 1.74	4	69,902,228.48	8.48%	100	3.7208	1.601607
$20,000,000 to $29,999,999		5	119,800,000.00	14.53%	98	3.6532	2.411369	1.75 to 1.99	9	265,693,773.78	32.23%	97	3.6647	1.856464
$30,000,000 to $39,999,999		2	65,079,410.82	7.89%	100	3.4848	1.660964	2.00 to 2.24	6	188,755,887.88	22.90%	99	3.5155	2.089606
$40,000,000 to $49,999,999		3	130,819,784.16	15.87%	95	3.7104	1.381606	2.25 to 2.49	3	35,350,000.00	4.29%	100	3.4556	2.375799
	$50,000,000 or more	5	304,000,000.00	36.88%	98	3.7145	2.118158	2.50 to 2.99	6	173,800,000.00	21.08%	98	3.5927	2.676076
	Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919	3.00 or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	54,987,033.07	6.67%	98	3.7738	2.447421
							Industrial	1	13,287,141.01	1.61%	100	3.7400	1.690000
California	7	90,500,000.00	10.98%	99	3.3693	1.809459
							Lodging	2	53,875,672.04	6.54%	94	4.3168	0.445169
Colorado	1	22,650,023.32	2.75%	100	3.6700	1.890000
							Mixed Use	2	7,445,396.47	0.90%	100	3.7500	1.780000
Florida	1	34,500,000.00	4.19%	100	3.8170	1.520000
							Multi-Family	13	258,250,312.63	31.33%	99	3.5518	1.946638
Georgia	5	95,873,755.29	11.63%	100	3.7263	2.091348
							Office	9	244,687,804.10	29.68%	97	3.8123	2.229390
Illinois	7	26,746,064.59	3.24%	100	3.4985	1.764854
							Retail	20	216,246,249.86	26.23%	99	3.4708	2.064134
Indiana	3	12,538,162.91	1.52%	100	3.6700	1.890000
							Self Storage	13	30,579,410.87	3.71%	100	3.1100	1.820000
Iowa	1	2,052,255.07	0.25%	100	3.6700	1.890000
							Totals	60	824,371,986.93	100.00%	98	3.6463	1.952919
Louisiana	3	42,627,287.25	5.17%	100	3.5608	2.468295

Nevada	1	42,500,000.00	5.16%	96	3.3910	2.210000

New Hampshire	2	4,439,191.18	0.54%	100	3.1100	1.820000

New Jersey	1	26,000,000.00	3.15%	94	3.6900	2.750000

New York	3	69,281,617.11	8.40%	99	3.3617	1.955241

North Carolina	2	13,133,960.43	1.59%	100	3.7504	2.131113

Ohio	2	5,929,962.78	0.72%	100	3.1100	1.820000

South Carolina	1	13,050,312.63	1.58%	98	3.7300	1.130000

Tennessee	1	13,064,362.96	1.58%	99	3.6500	1.950000

Texas	3	112,528,012.42	13.65%	96	3.8132	1.671672

Washington	5	115,750,000.00	14.04%	94	3.8880	1.899028

Washington, DC	5	20,850,000.00	2.53%	100	3.6392	1.447626

Wisconsin	4	5,369,985.97	0.65%	100	3.1100	1.820000

Totals	60	824,371,986.93	100.00%	98	3.6463	1.952919

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2499% or less	1	30,579,410.82	3.71%	100	3.1100	1.820000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.4999%	12	313,200,000.00	37.99%	98	3.3548	2.139792	13 months to 24 months	28	677,052,202.77	82.13%	99	3.5283	2.063247
	3.5000% to 3.7499%	10	205,866,904.07	24.97%	99	3.6452	2.036208	25 months to 36 months	4	147,319,784.16	17.87%	93	4.1888	1.445878
	3.7500% to 3.9999%	7	171,405,887.88	20.79%	99	3.8169	2.073677	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or more	2	103,319,784.16	12.53%	91	4.4082	1.059491	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919	Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	32	824,371,986.93	100.00%	98	3.6463	1.952919	Interest Only	21	507,300,000.00	61.54%	98	3.5827	2.058365
111 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	3	52,550,386.17	6.37%	100	3.3664	1.868256
	120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	8	264,521,600.76	32.09%	98	3.8239	1.767515
	Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	80,579,410.82	9.77%	99	3.5630	2.248149				None
	12 months or less	28	743,792,576.11	90.23%	98	3.6554	1.920936
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	824,371,986.93	100.00%	98	3.6463	1.952919
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30317956	OF	Dallas	TX	Actual/360	3.410%	199,674.44	0.00	0.00	N/A	01/06/30	--	68,000,000.00	68,000,000.00	11/06/21
2	30504431	OF	Atlanta	GA	Actual/360	3.817%	216,949.88	0.00	0.00	N/A	03/05/30	--	66,000,000.00	66,000,000.00	11/05/21
3	30503877	OF	Seattle	WA	Actual/360	4.378%	226,196.67	0.00	0.00	N/A	06/05/29	--	60,000,000.00	60,000,000.00	11/05/21
4	30504850	Various Various		Various	Actual/360	3.670%	189,616.67	0.00	0.00	N/A	03/05/30	--	60,000,000.00	60,000,000.00	11/05/21
5	30505150	RT	White Plains	NY	Actual/360	3.250%	139,930.56	0.00	0.00	N/A	02/01/30	--	50,000,000.00	50,000,000.00	11/01/21
6A1	30504780	MF	Tucson	AZ	Actual/360	3.840%	66,133.33	0.00	0.00	N/A	01/06/30	--	20,000,000.00	20,000,000.00	11/06/21
6A2	30504782				Actual/360	3.840%	66,133.33	0.00	0.00	N/A	01/06/30	--	20,000,000.00	20,000,000.00	11/06/21
6A3	30504783				Actual/360	3.840%	33,066.67	0.00	0.00	N/A	01/06/30	--	10,000,000.00	10,000,000.00	11/06/21
7	30504569	RT	Seattle	WA	Actual/360	3.300%	127,875.00	0.00	0.00	N/A	12/06/29	--	45,000,000.00	45,000,000.00	11/06/21
8	30503899	LO	Plano	TX	Actual/360	4.450%	166,230.62	60,442.82	0.00	N/A	07/05/29	--	43,380,226.98	43,319,784.16	11/05/21
9	30317958	MF	Las Vegas	NV	Actual/360	3.391%	124,101.18	0.00	0.00	N/A	11/01/29	--	42,500,000.00	42,500,000.00	11/01/21
10	30504986	MF	Fort Myers	FL	Actual/360	3.817%	113,396.71	0.00	0.00	N/A	03/05/30	--	34,500,000.00	34,500,000.00	11/05/21
11	30505096	SS	Various	Various	Actual/360	3.110%	82,084.84	71,499.93	0.00	03/05/30	03/05/35	--	30,650,910.75	30,579,410.82	11/05/21
12	30505110	RT	Baton Rouge	LA	Actual/360	3.510%	90,070.50	0.00	0.00	N/A	03/05/30	--	29,800,000.00	29,800,000.00	11/05/21
13	30503754	OF	Morristown	NJ	Actual/360	3.690%	82,615.00	0.00	0.00	N/A	09/05/29	--	26,000,000.00	26,000,000.00	11/05/21
14	30317959	MF	Oakland	CA	Actual/360	3.480%	71,920.00	0.00	0.00	N/A	02/06/30	--	24,000,000.00	24,000,000.00	11/06/21
15	30317960	MF	Oakland	CA	Actual/360	3.310%	56,150.47	0.00	0.00	N/A	02/06/30	--	19,700,000.00	19,700,000.00	11/06/21
16	30503762	OF	New York	NY	Actual/360	3.650%	56,575.00	0.00	0.00	02/05/30	02/05/32	--	18,000,000.00	18,000,000.00	11/05/21
17	30504500	MF	Marietta	GA	Actual/360	3.419%	50,633.26	0.00	0.00	N/A	03/05/30	--	17,200,000.00	17,200,000.00	11/05/21
18	30317961	MF	Oakland	CA	Actual/360	3.310%	40,758.97	0.00	0.00	N/A	02/06/30	--	14,300,000.00	14,300,000.00	11/06/21
19	30504534	IN	Niles	IL	Actual/360	3.740%	42,858.82	20,756.97	0.00	N/A	03/05/30	--	13,307,897.98	13,287,141.01	11/05/21
20	30317962	RT	Jackson	TN	Actual/360	3.650%	41,126.86	20,630.18	0.00	N/A	02/06/30	--	13,084,993.14	13,064,362.96	11/06/21
21	30317963	MF	Spartanburg	SC	Actual/360	3.730%	41,982.36	20,385.14	0.00	N/A	01/06/30	--	13,070,697.77	13,050,312.63	11/06/21
22	30503856	RT	Alexandria	LA	Actual/360	3.680%	36,249.91	24,224.08	0.00	N/A	03/05/30	--	11,439,311.55	11,415,087.47	11/05/21
23	30505038	LO	Fayetteville	NC	Actual/360	3.770%	34,341.02	22,333.22	0.00	N/A	03/05/30	--	10,578,221.10	10,555,887.88	11/05/21
24	30504289	RT	Kent	WA	Actual/360	3.615%	33,463.85	0.00	0.00	N/A	03/05/30	--	10,750,000.00	10,750,000.00	11/05/21
25	30317964	MF	Oakland	CA	Actual/360	3.430%	31,603.64	0.00	0.00	N/A	02/06/30	--	10,700,000.00	10,700,000.00	11/06/21
26	30504912	MF	Washington	DC	Actual/360	3.530%	31,917.08	0.00	0.00	N/A	03/05/30	--	10,500,000.00	10,500,000.00	11/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
27	30503948	Various Washington		DC	Actual/360	3.750%	33,421.88	0.00	0.00	N/A	03/05/30	--	10,350,000.00	10,350,000.00	11/05/21
28	30317965	MF	Oakland	CA	Actual/360	3.310%	25,652.50	0.00	0.00	N/A	02/06/30	--	9,000,000.00	9,000,000.00	11/06/21
29	30317966	MF	Oakland	CA	Actual/360	3.310%	21,092.06	0.00	0.00	N/A	02/06/30	--	7,400,000.00	7,400,000.00	11/06/21
30	30317967	MF	Oakland	CA	Actual/360	3.310%	15,391.50	0.00	0.00	N/A	02/06/30	--	5,400,000.00	5,400,000.00	11/06/21
Totals							2,589,214.58	240,272.34	0.00				824,612,259.27	824,371,986.93
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,986,204.56	11,059,894.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,017,639.39	5,825,448.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,571,088.87	2,861,167.48	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,895,231.05	1,512,060.45	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	32,674,282.60	24,379,966.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	6,791,940.01	8,837,015.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	6,791,940.01	8,837,015.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	6,791,940.01	8,837,015.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	23,725,295.52	24,556,056.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,465,524.06	120,402.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,211,253.72	3,293,242.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,766,440.11	2,102,021.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,275,144.83	4,036,622.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,679,421.37	3,062,744.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,039,291.54	7,634,099.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,745,249.59	1,217,763.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,271,334.61	1,233,737.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	993,099.83	1,189,312.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,452,171.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	979,934.98	986,893.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,749,158.95	1,493,539.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,641,459.31	1,611,930.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,050,672.98	897,568.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,119,459.94	1,307,161.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,419,819.99	1,634,124.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	956,024.95	1,024,951.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	537,959.59	623,629.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	670,510.33	442,079.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	764,351.58	703,534.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	621,691.16	594,159.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	632,651.67	615,046.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	388,383.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	149,676,571.80	132,530,206.45				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646335%	3.614037%	98
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646356%	3.614056%	99
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646381%	3.614079%	100
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646402%	3.614098%	101
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646423%	3.614117%	102
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646448%	3.614140%	103
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646468%	3.614159%	104
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646492%	3.614181%	105
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646513%	3.614199%	106
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646545%	3.614229%	107
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646565%	3.614247%	108
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.646582%	3.614263%	109
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		824,371,987	824,371,987	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	824,371,987	824,371,987	0	0	0	0
Oct-21	824,612,259	824,612,259	0	0	0	0
Sep-21	824,866,094	824,866,094	0	0	0	0
Aug-21	825,104,787	825,104,787	0	0	0	0
Jul-21	825,342,718	825,342,718	0	0	0	0
Jun-21	825,594,294	825,594,294	0	0	0	0
May-21	825,830,661	825,830,661	0	0	0	0
Apr-21	826,080,728	826,080,728	0	0	0	0
Mar-21	826,315,541	826,315,541	0	0	0	0
Feb-21	826,593,126	826,593,126	0	0	0	0
Jan-21	826,826,298	826,826,298	0	0	0	0
Dec-20	827,038,652	827,038,652	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
22	30503856	11,802,873.05	3.68000%	11,802,873.05 3.68000%		8	07/10/20	07/01/20	07/16/20
Totals		11,802,873.05		11,802,873.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices” tab for the CSAIL 2020-C19 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Party’s compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator’s website for all such information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27